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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number	811-06590

Invesco Value Municipal Income Trust

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices)        (Zip code)

Philip A. Taylor       1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	2/28

Date of reporting period:	11/30/12

2410021

012213 (1) BO

Item 1.  Schedule of Investments.

Invesco Value Municipal Income Trust Quarterly Schedule of Portfolio Holdings November 30, 2012

invesco.com/us MS-CE-VMINC-QTR-1 11/12 Invesco Advisers, Inc.

Schedule of Investments

November 30, 2012

(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–141.65%

Alabama–2.01%

Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM) (a)	5.25%	07/01/30	$3,600	$4,155,084
Birmingham (City of) Water Works Board; Series 2011, Water RB (INS-AGM) (a)(b)	5.00%	01/01/36	8,575	9,807,999
Chatom (Town of) Industrial Development Board (PowerSouth Energy Cooperative); Series 2010 A, Ref. Gulf Opportunity Zone RB (INS-AGC) (a)	5.00%	08/01/37	2,000	2,299,480

				16,262,563

Alaska–0.91%

Alaska (State of) Industrial Development & Export Authority (Lake Dorothy Hydroelectric); Series 2006, RB (INS-AMBAC) (a)(c)	5.25%	12/01/26	1,350	1,351,080
Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (b)	5.50%	10/01/41	3,825	4,583,612
Alaska (State of) Industrial Development & Export Authority (Snettisham Hydroelectric); Series 1998, Power RB (INS-AMBAC) (a)(c)	5.00%	01/01/27	1,400	1,401,428

				7,336,120

Arizona–2.66%

Arizona (State of) Health Facilities Authority (Catholic Healthcare West); Series 2011 B-2, RB (INS-AGM) (a)	5.00%	03/01/41	2,065	2,308,009
Arizona (State of) Health Facilities Authority (Phoenix Children’s Hospital); Series 2012, Ref. Hospital System RB	5.00%	02/01/42	1,950	2,165,534
Arizona (State of);
Series 2008 A, COP (INS-AGM) (a)	5.00%	09/01/26	1,995	2,234,619
Series 2008 A, COP (INS-AGM) (a)	5.00%	09/01/27	1,605	1,791,421
Arizona State University (Research Infrastructure); Series 2004, COP (INS-AMBAC) (a)	5.00%	09/01/30	2,000	2,124,020
Glendale (City of) Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/35	1,000	1,091,190
Series 2010, RB	5.13%	05/15/40	1,000	1,089,740
Maricopa County Pollution Control Corp. (Arizona Public Service Co. - Palo Verde); Series 2009 A, Ref. PCR (d)	6.00%	05/01/14	550	584,881
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/42	2,665	2,973,234
Phoenix Civic Improvement Corp., Series 2002 B, Sr. Lien Airport RB (INS-NATL) (a)(c)	5.75%	07/01/18	1,500	1,505,085
Phoenix Civic Improvement Corp.; Series 2004, Jr. Lien Wastewater System RB (INS-NATL)	5.00%	07/01/27	1,000	1,067,040
University of Arizona; Series 2003 B, COP (e)	5.00%	06/01/13	2,500	2,557,775

				21,492,548

California–28.16%

Alameda (County of) Joint Powers Authority (Juvenile Justice Refunding); Series 2008 A, Lease RB (INS-AGM) (a)	5.00%	12/01/24	3,145	3,714,371
Alhambra Unified School District (Election of 2004);
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(f)	0.00%	08/01/35	3,010	1,051,875
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(f)	0.00%	08/01/36	2,675	842,732
Anaheim (City of) Public Financing Authority (Electric System Distribution Facilities); Series 2007 A, RB (INS-NATL) (a)(b)	4.50%	10/01/37	36,000	38,277,000
Beverly Hills Unified School District (Election of 2008);
Series 2009, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/26	2,720	1,723,718
Series 2009, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/31	5,270	2,631,364
California (State of) Department of Water Resources; Series 2008 H, Power Supply RB (INS-AGM) (a)	5.00%	05/01/22	6,100	7,365,018
California (State of) Health Facilities Financing Authority (Scripps Health); Series 2010 A, RB (b)	5.00%	11/15/36	4,750	5,337,813
California (State of) Statewide Communities Development Authority (Cottage Health System Obligated Group); Series 2010, RB	5.00%	11/01/40	3,000	3,391,860
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2012 A, RB	5.00%	04/01/42	5,035	5,865,070

See accompanying notes which are an integral part of this schedule.

                                     Invesco Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)

California (State of);
Series 2010, Various Purpose Unlimited Tax GO Bonds	5.50%	03/01/40	$2,410	$2,910,750
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/42	2,360	2,749,070
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/35	2,360	2,843,871
California Infrastructure & Economic Development Bank;
Series 2003 A, First Lien Bay Area Toll Bridges Seismic Retrofit RB (d)(e)	5.00%	01/01/28	4,500	6,340,320
Series 2003 A, First Lien Bay Area Toll Bridges Seismic Retrofit RB (b)(d)(e)	5.00%	01/01/28	10,000	14,089,600
Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(f)	0.00%	08/01/29	1,360	706,806
Dry Creek Joint Elementary School District (Election of 2008-Measure E);
Series 2009, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/43	2,120	479,608
Series 2009, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/44	1,090	233,478
Series 2009, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/45	6,270	1,275,193
Series 2009, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/48	4,610	802,739
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB (b)	5.00%	06/01/36	4,440	5,310,773
Eastern Municipal Water District; Series 2006 A, Water & Sewer Revenue COP (INS-NATL)(a)	5.00%	07/01/32	5,000	5,564,200
El Segundo Unified School District (Election of 2008);
Series 2009 A, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/31	4,155	1,808,671
Series 2009 A, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/32	3,165	1,305,088
Fontana Unified School District (Election of 2006); Series 2008 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(f)	0.00%	08/01/29	1,605	780,126
Huntington Beach Union High School District (Election of 2004); Series 2004, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	08/01/26	2,000	2,138,860
Kern (County of) Board of Education; Series 2006 A, Ref. COP (INS-NATL) (a)	5.00%	06/01/31	2,000	2,075,020
Long Beach (City of); Series 1998 A, Ref. Harbor RB (INS-NATL) (a)(c)	6.00%	05/15/18	9,000	11,135,610
Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2010 B, Sub. RB	5.00%	05/15/40	2,000	2,284,900
Los Angeles (City of) Department of Water & Power;
Series 2004 C, Water System RB (b)(d)(e)	5.00%	07/01/14	6,000	6,443,400
Series 2004 C, Water System RB (d)(e)	5.00%	07/01/14	1,000	1,073,900
Series 2012 A, Water System RB (b)(d)	5.00%	07/01/43	6,240	7,412,995
Los Angeles (City of); Series 2004 A, Unlimited Tax GO Bonds (d)(e)	5.00%	09/01/14	6,000	6,492,060
Los Angeles Unified School District (Election of 2004); Series 2006 F, Unlimited Tax GO Bonds (INS-FGIC) (a)	5.00%	07/01/30	1,000	1,113,580
Menifee Union School District (Election of 2008);
Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(f)	0.00%	08/01/34	1,665	609,090
Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(f)	0.00%	08/01/35	300	104,076
Moreland School District (Crossover); Series 2006 C, Ref. Unlimited Tax CAB GO Bonds (INS-AMBAC) (a)(f)	0.00%	08/01/29	3,350	1,646,994
Oak Grove School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/28	2,400	1,299,264
Patterson Joint Unified School District (Election of 2008);
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(f)	0.00%	08/01/34	3,825	1,399,262
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(f)	0.00%	08/01/35	4,120	1,429,310
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(f)	0.00%	08/01/36	300	98,868
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(f)	0.00%	08/01/37	1,785	561,311
Poway Unified School District (Election of 2008 - School Facilities Improvement District No. 2007-1);
Series 2009 A, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/28	7,840	4,244,262
Series 2009 A, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/31	8,475	3,904,178

Regents of the University of California;
Series 2003 B, General RB (INS-AMBAC) (a)	5.00%	05/15/22	2,000	2,043,100
Series 2005 B, Limited Project RB (d)(e)	5.00%	05/15/13	1,000	1,031,920
Series 2007 J, General RB (INS-AGM) (a)(b)	4.50%	05/15/31	8,825	9,386,182
Series 2007 J, General RB (INS-AGM) (a)(b)	4.50%	05/15/35	7,175	7,585,195
Sacramento (County of) Sanitation Districts Financing Authority (Sacramento Regional County Sanitation District);
Series 2006, RB (INS-NATL) (a)	5.00%	12/01/28	2,000	2,270,100
Series 2006, RB (INS-NATL) (a)	5.00%	12/01/36	3,000	3,361,680

See accompanying notes which are an integral part of this schedule.

                                     Invesco Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)

San Diego (County of) Water Authority; Series 2004 A, COP (INS-AGM) (a)(b)	5.00%	05/01/29	$10,000	$10,657,300
San Francisco (City & County of) (Laguna Honda Hospital); Series 2008 R3, Ref. Unlimited Tax GO Bonds (INS-AGC) (a)(b)	5.00%	06/15/28	2,000	2,188,880
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(f)	0.00%	09/01/30	1,600	776,384
San Juan Unified School District (Election of 2002); Series 2010, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	08/01/30	1,525	1,801,772
Southern California Public Power Authority (Magnolia Power); Series 2003-1 A, RB (d)(e)	5.00%	07/01/13	3,500	3,598,245
Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS-AGM) (a)(d)(g)	3.50%	05/31/13	4,700	4,712,079
Twin Rivers Unified School District; Series 2009, Unlimited Tax CAB GO BAN (f)	0.00%	04/01/14	450	443,070
William S. Hart Union High School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/33	11,350	4,314,248
Yosemite Community College District (Election of 2004); Series 2008 C, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(f)	0.00%	08/01/22	525	382,972

				227,421,181

Colorado–1.16%

Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/41	3,000	3,583,290
Denver (City of) Convention Center Hotel Authority;
Series 2006, Ref. Sr. RB (INS-SGI) (a)	5.00%	12/01/30	4,000	4,208,880
Series 2006, Ref. Sr. RB (INS-SGI) (a)	5.00%	12/01/35	1,500	1,562,715

				9,354,885

Connecticut–0.51%

Connecticut (State of) Health & Educational Facilities Authority (Quinnipiac University);
Series 2007 K-1, RB (INS-NATL) (a)	5.00%	07/01/24	275	327,492
Series 2007 K-1, RB (INS-NATL) (a)	5.00%	07/01/27	1,225	1,419,983
Series 2007 K-2, RB (INS-NATL) (a)	5.00%	07/01/25	2,000	2,366,420

				4,113,895

District of Columbia–4.17%

District of Columbia Water & Sewer Authority;
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (a)	5.00%	10/01/28	2,520	2,999,405
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (a)	5.00%	10/01/29	625	743,512
District of Columbia;
Series 2006 B-1, Ballpark RB (INS-NATL) (a)	5.00%	02/01/31	7,000	7,343,210
Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (a)(b)	5.00%	06/01/26	3,260	3,786,588
Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (a)(b)	5.00%	06/01/27	3,260	3,786,588
Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (a)(b)	5.00%	06/01/28	6,520	7,510,584
Series 2009 A, Sec. Income Tax RB (b)	5.25%	12/01/27	5,100	6,446,196
Metropolitan Washington Airports Authority; Series 2004 C-1, Ref. Airport System RB (INS-AGM) (a)(c)	5.00%	10/01/20	1,000	1,077,210

				33,693,293

Florida–12.33%

Broward (County of) Educational Facilities Authority (Nova Southeastern University); Series 2006, RB (INS-AGC) (a)	5.00%	04/01/31	3,000	3,222,090
Cape Coral (City of);
Series 2011, Ref. Water & Sewer RB (INS-AGM) (a)	5.00%	10/01/41	4,130	4,778,947
Series 2011 A, Ref. Water & Sewer RB (INS-AGM) (a)	5.00%	10/01/31	1,500	1,733,175
Citizens Property Insurance Corp. (High Risk Account); Series 2010 A-1, Sr. Sec. RB	5.00%	06/01/14	6,000	6,379,620
Citizens Property Insurance Corp.; Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/21	4,890	5,883,453
Florida (State of) Mid-Bay Bridge Authority; Series 2008 A, Ref. RB (INS-AGC) (a)	5.00%	10/01/27	3,580	3,918,417
Jacksonville (City of);
Series 2003 C, Ref. Excise Taxes RB (d)(e)	5.25%	10/01/13	1,500	1,553,370
Series 2003 C, Ref. Excise Taxes RB (d)(e)	5.25%	10/01/13	1,700	1,760,486

See accompanying notes which are an integral part of this schedule.

                                     Invesco Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida–(continued)

Martin (County of) Health Facilities Authority (Martin Memorial Medical Center);
Series 2012, RB	5.13%	11/15/32	$4,000	$4,448,920
Series 2012, RB	5.50%	11/15/32	1,100	1,257,454
Miami Beach (City of); Series 2000, Water & Sewer RB (INS-AMBAC) (a)	5.75%	09/01/25	865	868,780
Miami-Dade (County of) (Building Better Communities Program); Series 2009 B-1, Unlimited Tax GO Bonds (a)(c)	6.00%	07/01/38	2,000	2,416,680
Miami-Dade (County of) (Miami International Airport);
Series 2003 B, Ref. Aviation RB (INS-NATL) (a)(c)	5.25%	10/01/18	2,155	2,223,637
Series 2003 B, Ref. Aviation RB (INS-NATL) (a)	5.25%	10/01/19	2,270	2,338,304
Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2008 A, RB (INS-BHAC)	5.50%	04/01/38	1,900	2,116,657
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB (INS-AGM) (a)	5.00%	07/01/35	3,415	3,911,370
Miami-Dade (County of) School Board; Series 2003 D, COP (d)(e)	5.00%	08/01/13	10,000	10,316,900
Miami-Dade (County of);
Series 2005 A, Sub. Special Obligation Conv. CAB RB (INS-NATL) (a)(f)	0.00%	10/01/30	1,000	1,028,180
Series 2010, Water & Sewer System RB (INS-AGM) (a)	5.00%	10/01/39	4,500	5,163,075
Series 2012, Transit System Sales Surtax RB	5.00%	07/01/31	2,000	2,388,980
Series 2012, Transit System Sales Surtax RB	5.00%	07/01/32	1,615	1,912,612
Series 2012, Transit System Sales Surtax RB	5.00%	07/01/37	1,300	1,514,591
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/32	1,000	1,165,980
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/35	1,575	1,816,148
Orange (County of); Series 2012 B, Ref. Sales Tax RB (b)	5.00%	01/01/31	7,500	9,045,900
Palm Beach (County of) Solid Waste Authority;
Series 2009, Improvement RB (INS-BHAC) (a)	5.50%	10/01/23	3,050	3,823,572
Series 2011, Ref. RB (b)	5.00%	10/01/31	2,790	3,331,288
Port St. Lucie (City of); Series 2009, Ref. Utility System RB (INS-AGC) (a)	5.00%	09/01/29	3,000	3,505,350
Tampa (City of) Sports Authority; Series 2005, Ref. Sales Tax RB (INS-AGM) (a)	5.00%	01/01/26	5,335	5,745,048

				99,568,984

Georgia–3.58%

Atlanta (City of);
Series 1999 A, Water & Wastewater RB (INS-NATL) (a)	5.00%	11/01/29	2,000	2,006,160
Series 2004 C, Airport Passenger Facility Charge & Sub. Lien General RB (INS-AGM) (a)(b)	5.00%	01/01/33	10,000	10,538,400
Series 2010 A, General Airport RB (INS-AGM) (a)	5.00%	01/01/35	5,390	6,126,813
Augusta (City of); Series 2004, Water & Sewerage RB (INS-AGM) (a)	5.25%	10/01/39	2,000	2,145,180
Fulton (County of) Development Authority (Georgia Tech Athletic Association); Series 2012, Ref. RB	5.00%	10/01/42	510	588,086
Metropolitan Atlanta Rapid Transit Authority; Series 2007 B, Ref. Third Indenture Sales Tax RB (INS-AGM) (a)	5.00%	07/01/34	3,100	3,573,153
Private Colleges & Universities Authority (Mercer University);
Series 2012 A, RB	5.00%	10/01/32	1,220	1,373,305
Series 2012 A, RB	5.25%	10/01/27	2,170	2,548,253

				28,899,350

Hawaii–2.27%

Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc. & Subsidiary); Series 2003 B, Ref. Special Purpose RB (INS-SGI) (a)(c)	5.00%	12/01/22	3,000	3,022,620
Honolulu (City & County of);
Series 2003 A, Unlimited Tax GO Bonds (d)(e)	5.25%	03/01/13	1,720	1,741,964
Series 2003 A, Unlimited Tax GO Bonds (d)(e)	5.25%	03/01/13	985	997,579
Series 2012 A, Unlimited Tax GO Bonds	5.00%	11/01/29	10,000	12,589,500

				18,351,663

See accompanying notes which are an integral part of this schedule.

                                     Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Idaho–1.56%

Idaho (State of) Health Facilities Authority (St. Luke’s Regional Medical Center); Series 2010, RB (INS-AGM) (a)	5.00%	07/01/35	$5,000	$5,672,050
Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund);
Series 2008 A, Grant & RAB (INS-AGC) (a)	5.25%	07/15/24	2,500	2,991,175
Series 2008 A, Grant & RAB (INS-AGC) (a)	5.25%	07/15/25	3,310	3,964,255

				12,627,480

Illinois–13.70%

Chicago (City of) (O’Hare International Airport);
Series 2003 B-2, Third Lien General Airport RB (INS-AGM) (a)(c)	5.75%	01/01/23	2,000	2,107,400
Series 2005 A, Third Lien General Airport RB (INS-NATL) (a)	5.25%	01/01/25	8,000	8,912,880
Chicago (City of) Board of Education; Series 2012 A, Unlimited Tax GO Bonds	5.00%	12/01/42	2,680	3,037,378
Chicago (City of) Park District (Harbor Facilities Revenues Alternate Revenue Source); Series 2003 C, Ref. Unlimited Tax GO Bonds (INS-AMBAC) (a)	5.00%	01/01/24	1,500	1,505,745
Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds);
Series 2008, Capital Grant Receipts RB (INS-AGC) (a)	5.25%	06/01/25	775	879,796
Series 2008, Capital Grant Receipts RB (INS-AGC) (a)	5.25%	06/01/26	3,105	3,514,643
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB (b)	5.25%	12/01/36	7,490	8,833,631
Chicago (City of);
Series 2001 A, Ref. Project Unlimited Tax GO Bonds (INS-NATL) (a)	5.56%	01/01/21	2,000	2,265,980
Series 2001 A, Ref. Project Unlimited Tax GO Bonds (INS-NATL) (a)	5.58%	01/01/22	2,000	2,260,040
Series 2007 A, Ref. Project Unlimited Tax GO Bonds (INS-AGM) (a)(b)(h)	5.00%	01/01/37	14,880	15,965,645
Series 2008, Ref. Second Lien Water RB (INS-AGM) (a)	5.00%	11/01/27	940	1,114,840
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/33	3,125	3,622,812
Cook (County of) Forest Preserve District;
Series 2012 B, Ref. Limited Tax GO Bonds (b)	5.00%	12/15/32	2,460	2,911,533
Series 2012 B, Ref. Limited Tax GO Bonds (b)	5.00%	12/15/37	2,460	2,864,473
DeKalb County Community Unit School District No. 428;
Series 2008, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	01/01/24	210	246,254
Series 2008, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	01/01/27	1,845	2,121,492
Series 2008, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	01/01/28	305	348,005
DuPage County Community Unit School District No. 200 (Wheaton-Warrenville); Series 2003 C, Unlimited Tax GO Bonds (d)(e)	5.25%	10/01/13	485	504,225
Illinois (State of) (Illinois Fund for Infrastructure, Roads, Schools & Transit); Series 2001, Unlimited Tax GO Bonds (INS-NATL) (a)(b)	5.38%	04/01/15	10,000	11,015,000
Illinois (State of) Finance Authority (Lutheran Home & Services); Series 2012, Ref. RB	5.50%	05/15/27	2,000	2,122,560
Illinois (State of) Finance Authority (Northwestern Memorial Hospital);
Series 2009 B, RB	5.38%	08/15/24	2,100	2,494,212
Series 2009 B, RB	5.75%	08/15/30	2,000	2,371,240
Illinois (State of) Finance Authority (Swedish American Hospital); Series 2004, RB (INS-AMBAC) (a)	5.00%	11/15/31	3,000	3,077,820
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB	5.75%	08/15/29	2,000	2,331,060
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002 B, Ref. Conv. CAB RB (INS-NATL) (a)	5.30%	06/15/18	3,000	3,553,620
Series 2012 B, RB (b)	5.00%	12/15/28	8,625	10,408,650
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	4,090	5,002,888
Regional Transportation Authority; Series 1999, Ref. RB (INS-AGM) (a)	5.75%	06/01/21	4,000	5,214,480

				110,608,302

See accompanying notes which are an integral part of this schedule.

                                     Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Iowa–2.54%

Iowa (State of) (IJOBS Program);
Series 2009 A, Special Obligation RB (b)(h)	5.00%	06/01/25	$5,140	$6,271,931
Series 2009 A, Special Obligation RB (b)(h)	5.00%	06/01/26	3,850	4,677,904
Iowa (State of) Finance Authority (Alcoa Inc.); Series 2012, Midwestern Disaster Area RB	4.75%	08/01/42	1,700	1,787,397
Iowa (State of);
Series 2001, Vision Special Fund RB (INS-NATL) (a)	5.50%	02/15/19	3,600	4,550,472
Series 2001, Vision Special Fund RB (INS-NATL) (a)	5.50%	02/15/20	2,500	3,235,750

				20,523,454

Kansas–0.67%

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.50%	11/15/29	1,510	1,794,997
Wyandotte (County of) & Kansas City (City of) Unified Government; Series 2009 A, Utility System Improvement RB (INS-BHAC) (a)	5.25%	09/01/34	3,000	3,604,470

				5,399,467

Kentucky–1.08%

Kentucky (State of) Property & Buildings Commission (No. 93); Series 2009, Ref. RB (INS-AGC) (a)	5.25%	02/01/28	4,000	4,801,000
Kentucky (State of) Turnpike Authority (Revitalization); Series 2012 A, Economic Development Road RB	5.00%	07/01/31	3,140	3,891,496

				8,692,496

Louisiana–1.33%

Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities, Inc.-Housing & Parking); Series 2010, RB (INS-AGM) (a)	5.50%	10/01/35	4,500	5,268,240
Lafayette (City of); Series 2004, Utilities RB (INS-NATL) (a)	5.25%	11/01/25	4,000	4,318,920
Regional Transit Authority; Series 2010, Sales Tax RB (INS-AGM) (a)	5.00%	12/01/30	1,000	1,176,740

				10,763,900

Maryland–0.51%

Maryland (State of) Health & Higher Educational Facilities Authority (Frederick Memorial Hospital); Series 2012 A, RB	4.00%	07/01/38	1,500	1,541,490
Maryland Economic Development Corp. (Maryland Aviation Administration Facilities); Series 2003, Lease RB (c)(d)(e)	5.38%	06/01/13	2,500	2,563,750

				4,105,240

Massachusetts–3.89%

Massachusetts (State of) Development Finance Agency (Harvard University); Series 2009 A, RB (b)	5.50%	11/15/36	15,820	19,674,068
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2009 O, RB (b)	5.50%	07/01/36	5,120	6,205,747
Massachusetts (State of) Development Finance Agency (SEMASS System); Series 2001 A, Resource Recovery RB (INS-NATL) (a)	5.63%	01/01/16	2,750	2,762,540
Massachusetts (State of) Water Resources Authority; Series 2007 B, Ref. General RB (INS-AGM) (a)	5.25%	08/01/31	2,000	2,788,960

				31,431,315

Michigan–1.28%

Detroit (City of); Series 2006 C, Ref. Second Lien Water Supply System RB (INS-AGM) (a)	5.00%	07/01/26	1,475	1,605,730
Michigan (State of) Finance Authority (Sparrow Obligated Group); Series 2012, RB	5.00%	11/15/36	2,500	2,838,875
Wayne State University Board of Governors;
Series 2008, Ref. General RB (INS-AGM) (a)	5.00%	11/15/25	760	861,817
Series 2008, Ref. General RB (INS-AGM) (a)	5.00%	11/15/29	2,835	3,199,099
Western Michigan University Board of Trustees; Series 2008, General RB (INS-AGM) (a)	5.00%	11/15/23	1,575	1,866,942

				10,372,463

See accompanying notes which are an integral part of this schedule.

                                     Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Minnesota–0.65%

Minneapolis (City of) (Fairview Health Services);
Series 2005 D, Health Care System RB (INS-AMBAC) (a)	5.00%	11/15/30	$1,000	$1,047,100
Series 2005 D, Health Care System RB (INS-AMBAC) (a)	5.00%	11/15/34	4,000	4,170,040

				5,217,140

Missouri–1.35%

Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/24	825	1,027,414
Series 2011 A, Ref. RB	5.50%	09/01/25	1,445	1,788,318
Series 2011 A, Ref. RB	5.50%	09/01/27	980	1,199,608
Missouri (State of) Joint Municipal Electric Utility Commission (Plum Point);
Series 2006, Power Project RB (INS-NATL) (a)	5.00%	01/01/25	2,000	2,111,880
Series 2006, Power Project RB (INS-NATL) (a)	5.00%	01/01/26	2,500	2,634,550
St. Louis (County of) Industrial Development Authority (Friendship Village of Sunset Hills); Series 2012, Senior Living Facilities RB	5.00%	09/01/42	2,000	2,160,920

				10,922,690

Montana–0.30%

Montana (State of) Facility Finance Authority (Benefis Health System Obligated Group); Series 2011 A, Hospital RB (INS-AGC) (a)	5.75%	01/01/31	2,000	2,396,220

Nebraska–0.98%

Lincoln (County of) Hospital Authority No. 1 (Great Plains Regional Medical Center); Series 2012, Ref. RB	5.00%	11/01/32	2,500	2,818,800
Nebraska (State of) Public Power District; Series 2003 A, RB (d)(e)	5.00%	07/01/13	3,760	3,865,092
University of Nebraska (Lincoln Student Fees); Series 2012, Ref. RB	5.00%	07/01/38	1,000	1,195,430

				7,879,322

Nevada–2.79%

Clark (County of) (Las Vegas-McCarran International Airport); Series 2010 A, Passenger Facility Charge RB (INS-AGM) (a)	5.25%	07/01/39	2,000	2,303,900
Clark (County of); Series 1992 B, Limited Tax GO Bonds (INS-AMBAC) (a)	6.50%	06/01/17	4,000	4,936,240
Nevada (State of); Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (INS-AGM) (a)(b)	5.00%	06/01/26	13,000	15,313,610

				22,553,750

New Jersey–2.96%

New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.88%	06/01/42	1,975	2,248,636
New Jersey (State of) Economic Development Authority; Subseries 2005 N-1, Ref. School Facilities Construction RB (INS-AMBAC) (a)	5.50%	09/01/24	3,390	4,463,782
New Jersey (State of) Educational Facilities Authority (Rowan University); Series 2008 B, Ref. RB (INS-AGC) (a)	5.00%	07/01/26	510	578,784
New Jersey (State of) Transportation Trust Fund Authority;
Series 2005 C, Transportation System RB (INS-NATL) (a)	5.25%	06/15/20	4,000	4,439,680
Series 2006 C, Transportation System CAB RB (INS-AGC) (a)(f)	0.00%	12/15/26	14,305	8,614,042
New Jersey (State of) Turnpike Authority;
Series 2003 A, RB (d)(e)	5.00%	07/01/13	1,000	1,027,470
Series 2003 A, RB (d)(e)	5.00%	07/01/13	2,500	2,568,675

				23,941,069

New Mexico–0.20%

Albuquerque (City of); Series 2004 A, Ref. Gross Receipts & Lodgers’ Tax RB (INS-AGM) (a)	5.00%	07/01/37	1,500	1,584,885

See accompanying notes which are an integral part of this schedule.

                                     Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–9.04%

Long Island Power Authority;
Series 2003 C, General RB (d)(e)	5.00%	09/01/13	$2,525	$2,615,243
Series 2003 C, General RB (INS-AGM) (a)	5.00%	09/01/28	475	488,861
Series 2004 A, Electrical System General RB (INS-AMBAC) (a)	5.00%	09/01/34	1,000	1,063,440
Series 2011 A, Electric System General RB (INS-AGM) (a)	5.00%	05/01/36	4,955	5,753,399
Metropolitan Transportation Authority (b)	5.00%	11/15/27	10,000	12,456,200
Metropolitan Transportation Authority; Series 2010 D, RB	5.00%	11/15/34	3,000	3,448,260
New York (City of) Municipal Water Finance Authority; Series 2005 C, Water & Sewer System RB (INS-NATL) (a)	5.00%	06/15/27	1,000	1,104,790
New York (City of) Transitional Finance Authority;
Subseries 2012 E-1, Future Tax Sec. RB (b)	5.00%	02/01/42	8,310	9,879,011
Subseries 2012 F-1, Future Tax Sec. RB	5.00%	05/01/39	1,000	1,195,200
New York (City of); Series 2012 F, Ref. Unlimited Tax GO Bonds	5.00%	08/01/31	735	892,437
New York (State of) Dormitory Authority (City of New York);
Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (a)	5.50%	05/15/28	2,900	3,953,773
Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (a)	5.50%	05/15/29	2,455	3,377,393
New York (State of) Dormitory Authority (Memorial Sloan-Kettering Cancer Center); Series 2003 1, RB (INS-NATL) (d)(e)	5.00%	07/01/13	1,000	1,028,010
New York (State of) Dormitory Authority (Montefiore Medical Center); Series 2004, Hospital RB (INS-NATL) (a)	5.00%	08/01/29	2,000	2,143,720
New York (State of) Dormitory Authority (New York University); Series 2001 1, RB (INS-BHAC) (a)	5.50%	07/01/31	1,040	1,403,865
New York (State of) Dormitory Authority;
Series 2004 A, Hospital Insured Mortgage RB (INS-AGM) (a)	5.25%	08/15/19	1,100	1,186,240
Series 2007 A, Mental Health Services Facilities Improvement RB (INS-AGM) (a)	5.00%	02/15/27	500	575,405
New York (State of) Energy Research & Development Authority (Brooklyn Union Gas Co.); Series 1996, Gas Facilities RB (INS-NATL) (a)	5.50%	01/01/21	5,000	5,019,350
New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB	5.00%	03/15/25	1,725	2,109,692
New York (State of) Thruway Authority; Series 2011 A-1, Second General Highway & Bridge Trust Fund RB (b)	5.00%	04/01/29	4,545	5,480,497
New York City Health & Hospital Corp.; Series 2003 A, Health System RB (INS-AMBAC) (a)	5.25%	02/15/21	2,000	2,018,000
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 1, Ref. Liberty RB (b)	5.00%	09/15/40	4,900	5,813,850

				73,006,636

North Carolina–1.02%

North Carolina (State of) Medical Care Commission (Duke University Health System); Series 2012 A, Health Care Facilities RB (a)(b)	5.00%	06/01/42	4,890	5,691,227
North Carolina (State of) Medical Care Commission (Vidant Health); Series 2012 A, Ref. Heath Care Facilities RB	5.00%	06/01/36	2,250	2,543,175

				8,234,402

Ohio–2.50%

Allen (County of) (Catholic Health Partners); Series 2012 A, Ref. Hospital Facilities RB	5.00%	05/01/42	3,300	3,729,528
American Municipal Power, Inc. (Prairie State Energy Campus); Series 2008 A, RB (INS-AGC) (b)	5.25%	02/15/33	2,500	2,889,850
Cleveland (City of);
Series 2008 B-1, Public Power System CAB RB (INS-NATL) (a)(f)	0.00%	11/15/26	3,545	2,094,705
Series 2008 B-1, Public Power System CAB RB (INS-NATL) (a)(f)	0.00%	11/15/28	3,845	2,067,764
Series 2008 B-1, Public Power System CAB RB (INS-NATL) (a)(f)	0.00%	11/15/38	2,800	878,640
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.50%	06/01/42	3,000	3,472,290
Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, Hospital Facilities RB	5.75%	11/15/35	2,000	2,329,500
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (d)(g)	5.88%	06/01/16	1,980	2,239,162
Ohio (State of) Water Development Authority (Firstenergy Nuclear); Series 2010, Ref. RB (d)(g)	2.20%	06/01/16	500	502,320

				20,203,759

See accompanying notes which are an integral part of this schedule.

                                     Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Oregon–0.39%

Oregon (State of) Department of Administrative Services;
Series 2005 B, COP (d)(e)	5.00%	11/01/15	$1,120	$1,267,112
Series 2005 B, COP (INS-NATL) (a)	5.00%	11/01/24	1,685	1,896,248

				3,163,360

Pennsylvania–3.23%

Delaware (County of) Industrial Development Authority (Aqua Pennsylvania, Inc.); Series 2005 A, Water Facilities RB (INS-NATL) (a)(c)	5.00%	11/01/37	3,500	3,680,670
Pennsylvania (State of) Economic Development Financing Authority (Waste Management, Inc.); Series 2004 A, Solid Waste Disposal RB (d)(g)	3.70%	05/01/15	4,000	4,228,560
Pennsylvania (State of) Turnpike Commission; Series 2004 A, RB (INS-AMBAC) (a)	5.00%	12/01/34	5,000	5,384,900
Philadelphia (City of);
Series 1998, Ref. Water & Wastewater RB (INS-AMBAC) (a)	5.25%	12/15/14	5,000	5,337,900
Series 2009 B, Limited Tax GO Bonds (INS-AGC) (a)	7.13%	07/15/38	1,750	2,074,135
Philadelphia School District; Series 2008 E, Limited Tax GO Bonds (INS-BHAC) (a)	5.13%	09/01/23	4,500	5,409,225

				26,115,390

Puerto Rico–1.69%

Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2012 A, Sr. Lien RB	5.00%	07/01/33	2,280	2,303,256
Series 2012 A, Sr. Lien RB	6.00%	07/01/47	1,255	1,368,063
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2012 A, RB	5.00%	07/01/42	4,895	5,009,005
Puerto Rico Sales Tax Financing Corp.; First Subseries 2010 C, RB	5.25%	08/01/41	4,600	4,949,554

				13,629,878

Rhode Island–1.34%

Rhode Island Depositors Economic Protection Corp.; Series 1993 B, Ref. Special Obligation RB (e)	6.00%	08/01/17	10,000	10,784,800

South Carolina–2.26%

Piedmont Municipal Power Agency; Series 2011 C, Ref. Electric RB (INS-AGC) (a)	5.75%	01/01/34	7,410	9,058,354
South Carolina (State of) Medical University Hospital Authority; Series 2004 A, Ref. FHA Insured Mortgage Hospital Facilities RB (d)(e)	5.25%	08/15/14	2,500	2,668,975
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2006 A, RB (INS-NATL) (a)	5.00%	01/01/36	5,000	5,512,200
South Carolina (State of) Public Service Authority;
Series 2003 A, Ref. RB (d)(e)	5.00%	07/01/13	245	251,804
Series 2003 A, Ref. RB (INS-AMBAC) (a)	5.00%	01/01/21	755	774,947

				18,266,280

Tennessee–0.51%

Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2012, Hospital RB	5.00%	08/15/42	1,000	1,124,700
Memphis Center City Revenue Finance Corp. (Pyramid & Pinch District Redevelopment); Series 2011 B, Sub. RB (INS-AGM) (a)	5.25%	11/01/30	2,475	2,986,409

				4,111,109

Texas–13.83%

Alamo Community College District; Series 2012, Ref. Limited Tax GO Bonds (b)	5.00%	08/15/34	4,895	6,007,829
Amarillo Health Facilities Corp. (Baptist St. Anthony’s Hospital Corp.);
Series 1998, RB (INS-AGM) (a)	5.50%	01/01/16	3,020	3,286,938
Series 1998, RB (INS-AGM) (a)	5.50%	01/01/17	5,075	5,647,105
Austin (City of); Series 2012, Ref. Water & Wastewater System RB	5.00%	11/15/42	500	602,005
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/45	2,000	2,252,880
Dallas-Fort Worth (Cities of) International Airport;
Series 2012 C, Ref. & Improvement Joint RB	5.00%	11/01/45	1,000	1,149,150
Series 2012 G, Ref. RB	5.00%	11/01/34	1,500	1,740,420

See accompanying notes which are an integral part of this schedule.

                                     Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Friendswood Independent School District; Series 2008, Schoolhouse Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/27	$2,285	$2,677,312
Harris (County of) Metropolitan Transit Authority;
Series 2011 A, Sales & Use Tax RB (b)	5.00%	11/01/36	3,305	3,937,114
Series 2011 A, Sales & Use Tax RB (b)	5.00%	11/01/41	3,000	3,547,560
Harris County Health Facilities Development Corp. (TECO); Series 2008, Thermal Utility RB (INS-AGC) (a)	5.25%	11/15/24	2,160	2,577,485
Harris County Health Facilities Development Corp. (Texas Medical Center Central Heating and Cooling Services Corp.); Series 2008, Thermal Utility RB (INS-AGC) (a)	5.00%	11/15/27	1,840	2,136,369
Houston (City of) Convention & Entertainment Facilities Department;
Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS-AGM) (a)(f)	0.00%	09/01/26	3,975	2,357,493
Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS-AGM) (a)(f)	0.00%	09/01/27	5,015	2,810,055
Houston (City of); Series 2004 A, Ref. First Lien Combined Utility System RB (INS-NATL) (a)	5.25%	05/15/23	12,130	12,941,982
Houston Community College System;
Series 2008, Sr. Lien Student Fee RB (INS-AGM) (a)	4.50%	04/15/27	225	248,128
Series 2008, Sr. Lien Student Fee RB (INS-AGM) (a)	5.00%	04/15/25	1,910	2,276,701
Series 2008, Sr. Lien Student Fee RB (INS-AGM) (a)	5.00%	04/15/26	1,330	1,545,979
Houston Higher Education Finance Corp. (Cosmos Foundation); Series 2012 A, RB	5.00%	02/15/42	2,000	2,144,720
Humble Independent School District; Series 2008 A, School Building Unlimited Tax GO Bonds (INS-AGC) (a)	5.00%	02/15/26	285	336,907
Lower Colorado River Authority;
Series 2001, Ref. RB (INS-AGM) (a)	5.00%	05/15/26	965	968,117
Series 2002, Ref. & Improvement RB (d)(e)	5.00%	05/15/13	50	51,096
Series 2002, Ref. & Improvement RB (d)(e)	5.00%	05/15/13	155	158,342
Series 2002, Ref. & Improvement RB (d)(e)	5.00%	05/15/13	130	132,803
Series 2002, Ref. & Improvement RB (INS-NATL) (a)	5.00%	05/15/31	7,985	8,127,372
North Texas Tollway Authority;
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (a)(f)	0.00%	01/01/28	16,400	9,150,872
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (a)(f)	0.00%	01/01/29	2,725	1,446,757
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (a)(f)	0.00%	01/01/31	3,550	1,699,385
San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, Special Project RB (INS-AGM) (a)	5.00%	10/01/32	2,265	2,581,307
Series 2011, Special Project RB (INS-AGM) (a)	5.00%	10/01/37	2,475	2,794,300
Texas (State of) Transportation Commission; Series 2012 A, Ref. First Tier Turnpike System RB	5.00%	08/15/41	3,750	4,257,337
Texas (State of) Turnpike Authority (Central Texas Turnpike System);
Series 2002, First Tier CAB RB (INS-BHAC) (a)(f)	0.00%	08/15/27	7,000	4,009,320
Series 2002 A, First Tier RB (INS-AMBAC) (a)	5.50%	08/15/39	4,000	4,017,520
Texas Municipal Gas Acquisition & Supply Corp.;
Series 2012, Gas Supply RB	5.00%	12/15/30	1,125	1,255,219
Series 2012, Gas Supply RB	5.00%	12/15/31	1,125	1,250,212
Series 2012, Gas Supply RB	5.00%	12/15/32	1,200	1,330,380
University of Houston; Series 2008, Ref. Consolidated RB (INS-AGM) (a)(b)	5.00%	02/15/33	2,500	2,887,225
Victoria Independent School District;
Series 2008, School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/24	1,920	2,278,502
Series 2008, School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/25	815	967,177
Waco Educational Finance Corp. (Baylor University); Series 2012, RB	5.00%	03/01/43	1,750	2,068,885

				111,656,260

Utah–2.49%

Intermountain Power Agency; Series 2003 A, Ref. Power Supply RB (INS-AGM) (a)	5.00%	07/01/21	5,000	5,126,700
Utah (State of) Transit Authority;
Series 2008 A, Sales Tax RB (INS-AGM) (a)(b)	5.00%	06/15/36	10,325	12,098,732
Series 2012, Ref. Sales Tax RB	5.00%	06/15/42	2,500	2,911,050

				20,136,482

See accompanying notes which are an integral part of this schedule.

                                     Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Virginia–1.73%

Richmond (City of) Metropolitan Authority; Series 2002, Ref. Expressway RB (INS-NATL) (a)	5.25%	07/15/22	$3,000	$3,558,930
Roanoke (City of) Economic Development Authority (Carilion Clinic Obligated Group);
Series 2010, Ref. Hospital RB	5.00%	07/01/33	2,500	2,805,375
Roanoke (City of) Industrial Development Authority (Carilion Health System);
Series 2005, Hospital RB (d)(e)	5.00%	07/01/20	35	44,660
Series 2005 B, Hospital RB (INS-AGM) (a)	5.00%	07/01/38	2,365	2,664,078
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (c)	5.50%	01/01/42	1,740	1,966,774
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB (c)	5.00%	01/01/40	2,700	2,910,303

				13,950,120

Washington–5.79%

Cowlitz (County of) Public Utility District No. 1; Series 2006, Production System RB (INS-NATL) (a)	5.00%	09/01/31	10,000	11,146,300
Grant (County of) Public Utility District No. 2; Series 2005 A, Ref. Wanapum Hydro Electric RB (INS-NATL) (a)	5.00%	01/01/34	950	1,009,641
Seattle (City of); Series 2003, Ref. Water System RB (d)(e)	5.00%	09/01/13	2,870	2,972,861
Seattle (Port of); Series 2012 A, Ref. Intermediate Lien RB	5.00%	08/01/32	2,500	3,015,925
Spokane County School District No. 81; Series 2005, Unlimited Tax GO Bonds (d)(e)	5.13%	06/20/15	2,500	2,793,750
Washington (State of);
Series 2004 F, Motor Vehicle Fuel Unlimited Tax CAB GO Bonds (INS-AMBAC) (a)(f)	0.00%	12/01/29	5,100	3,071,322
Series 2010 A, Various Purpose Unlimited Tax GO Bonds (b)	5.00%	08/01/29	8,995	11,085,348
Series 2010 A, Various Purpose Unlimited Tax GO Bonds (b)	5.00%	08/01/30	9,460	11,644,882

				46,740,029

West Virginia–0.94%

West Virginia (State of) Economic Development Authority (Appalachian Power Co. - Amos); Series 2010 A, Ref. Solid Waste Disposal Facilities RB (g)	5.38%	12/01/38	4,000	4,506,160
West Virginia (State of) Water Development Authority (Loan Program II); Series 2003 B, Ref. RB (INS-AMBAC) (a)	5.25%	11/01/23	2,900	3,052,366

				7,558,526

Wisconsin–1.34%

Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/39	5,000	5,540,050
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB	5.63%	05/01/28	4,235	5,260,717
				10,800,767

TOTAL INVESTMENTS(i)–141.65% (Cost $1,017,680,732)				1,143,871,473

FLOATING RATE NOTE OBLIGATIONS–(24.57)%
Notes with interest rates ranging from 0.15% to 0.66% at 08/31/2012 and contractual maturities of collateral ranging from 04/01/15 to 07/01/43 (See Note 1D)(j)				(198,425,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(17.72)%				(143,100,000)
OTHER ASSETS LESS LIABILITIES–0.64%				5,177,837

NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$807,524,310

Investment Abbreviations:		CAB	— Capital Appreciation Bonds	Jr.	— Junior
		CEP	— Credit Enhancement Provider	NATL	— National Public Finance Guarantee Corp.
AGC	— Assured Guaranty Corp.	Conv.	— Convertible	PCR	— Pollution Control Revenue Bonds
AGM	— Assured Guaranty Municipal Corp.	COP	— Certificates of Participation	RAB	— Revenue Anticipation Bonds
AMBAC	— American Municipal Bond Assurance Corp.	FGIC	— Financial Guaranty Insurance Co.	RB	— Revenue Bonds
BAN	— Bond Anticipation Notes	FHA	— Federal Housing Administration	Ref.	— Refunding
BHAC	— Berkshire Hathaway Assurance Corp.	FTA	— Federal Transit Administration	Sec.	— Secured
Sr.	— Senior	GO	— General Obligation	SGI	— Syncora Guarantee, Inc.
		INS	— Insurer
		Sub.	— Subordinated

See accompanying notes which are an integral part of this schedule.

                                     Invesco Value Municipal Income Trust

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1D.
(c)	Security subject to the alternative minimum tax.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(f)	Zero coupon bond issued at a discount.
(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2012.
(h)

Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the Dealer Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $26,915,480. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the Dealer Trusts.

(i)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp.	21.4%
National Public Finance Guarantee Corp.	17.6
Assured Guaranty Corp.	7.1
American Municipal Bond Assurance Corp.	5.3

(j)

Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at November 30, 2012. At November 30, 2012, the Trust’s investments with a value of $363,087,810 are held by Dealer Trusts and serve as collateral for the $198,425,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

                                     Invesco Value Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2012

(Unaudited)

NOTE 1 – Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield (for debt obligations), quality, coupon rate (for debt obligations), maturity (for debt obligations), type of issue, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt obligations are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

                                         Invesco Value Municipal Income Trust

D.	Floating Rate Note Obligations – (continued)

Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended, or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 – Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.

                                         Invesco Value Municipal Income Trust

NOTE 2 – Additional Valuation Information – (continued)

Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Municipal Obligations	$—	$1,143,871,473	$—	$1,143,871,473

NOTE 3 – Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the nine months ended November 30, 2012 was $126,477,458 and $89,230,273, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$321,239,332
Aggregate unrealized (depreciation) of investment securities	(195,343,697)

Net unrealized appreciation of investment securities	$125,895,635

Cost of investments for tax purposes is $1,017,975,838.

                                         Invesco Value Municipal Income Trust

Item 2.  Controls and Procedures.

(a)	As of November 19, 2012, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 19, 2012, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

2411146

012213 (1) BO

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Invesco Value Municipal Income Trust

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	January 29, 2013

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	January 29, 2013

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	January 29, 2013

2286871

011713 (1) BO

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.